Schedule of depreciation and amortization (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Depreciation and amortisation expense [abstract]
Depreciation		₨ 40,771	₨ 20,336	₨ 14,307
Amortization		206,682	122,920	119,196
Depreciation on right of use assets		61,446	54,271	56,649
Total	$ 3,616	₨ 308,899	₨ 197,527	₨ 190,152